SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 07, 2020	Jun. 30, 2020	Jun. 30, 2019
Subsequent Event
Distributions paid		$ 36,059	$ 63,347
Subsequent Event | Common Stock
Subsequent Event
Cash distribution (in dollars per share)	$ 0.0202
Distributions paid	$ 1,400
Subsequent Event | Series A Preferred Stock
Subsequent Event
Cash distribution (in dollars per share)	$ 0.546875
Distributions paid	$ 3,000